Financing (Other Long-Term Indebtedness) (Narrative) (Details) € in Millions, SFr in Millions				1 Months Ended			12 Months Ended
	Jun. 23, 2011 USD ($)	Jul. 21, 2006 USD ($)	Jul. 21, 2006 EUR (€)	Jun. 30, 2013	Mar. 31, 2009 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2001 USD ($) shares	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2014 USD ($)	Jun. 30, 2014
Debt Instrument [Line Items]
Other								$ 144,900,000				$ 118,300,000
Eurobond Notes
Debt Instrument [Line Items]
Net proceeds from debt		$ 627,000,000	€ 496
Senior notes | 2013 Notes
Debt Instrument [Line Items]
Senior Notes	$ 300,000,000
Debt instrument, percentage of face value received from issuance	100.00%
Basis spread percentage to determine floating interest rate				0.25%
Senior notes | 2014 Notes
Debt Instrument [Line Items]
Senior Notes								400,000,000				$ 0
Debt instrument, percentage of face value received from issuance	99.918%
Interest rate of debt instrument											1.30%	1.30%	1.30%
Senior notes | 2016 Notes
Debt Instrument [Line Items]
Senior Notes								500,000,000				$ 500,000,000
Debt instrument, percentage of face value received from issuance	99.84%
Interest rate of debt instrument											2.30%	2.30%
Senior notes | 2021 Notes
Debt Instrument [Line Items]
Senior Notes								600,000,000				$ 600,000,000
Debt instrument, percentage of face value received from issuance	99.975%
Interest rate of debt instrument											3.90%	3.90%
Senior notes | Aggregate June 2011 debt proceeds | Beckman Coulter
Debt Instrument [Line Items]
Net proceeds from debt	$ 1,800,000,000
Senior notes | 2019 Notes
Debt Instrument [Line Items]
Senior Notes								750,000,000				$ 750,000,000
Debt instrument, percentage of face value received from issuance					99.93%
Interest rate of debt instrument											5.40%	5.40%
Net proceeds from debt					$ 745,000,000
Senior notes | 2018 Notes
Debt Instrument [Line Items]
Senior Notes								500,000,000				$ 500,000,000
Debt instrument, percentage of face value received from issuance						99.39%
Interest rate of debt instrument											5.625%	5.625%
Net proceeds from debt						$ 493,000,000
Bonds | 2016 Bonds
Debt Instrument [Line Items]
Interest rate of debt instrument											4.00%	4.00%
Long-term borrowings, liabilities											SFr 127	$ 133,000,000
Debt instrument, interest rate, effective percentage											0.20%	0.20%
Other								0			SFr 120	$ 129,900,000
Convertible Debt | 2021 LYONS
Debt Instrument [Line Items]
Interest rate of debt instrument										2.375%	0.00%	0.00%
Interest payments							$ 2,000,000	$ 1,000,000	$ 1,000,000
Principal amount of debt issued										$ 830,000,000
Net proceeds from borrowings										505,000,000
Repayment of debt										100,000,000
Convertible portion of debt instrument										$ 1,000
Number of shares converted to through one convertible bond | shares										29.0704
Shares issued under debt conversion | shares							20,000,000			24,000,000
Average market price percentage for measurement period resulting in payment of contingent interest to debt instrument holders											120.00%	120.00%
Percentage of bonds' average market price							0.0315%